Other Receivables (Details) - Schedule of other receivables - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of other receivables [Abstract]
Other receivables	$ 1,528,918	$ 20,000,000
Allowance for uncollectible other receivables
Other receivables, net	1,528,918	20,000,000
Other receivables – current	1,528,918	$ 20,000,000
Other receivables – non-current